ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3. ACQUISITIONS

The Company did not have any acquisition completed during the year ended December 31, 2009 and 2010. In 2011, the Company completed the following acquisitions.

(a) MobilePeak

MobilePeak is a fabless semiconductor company that specializes in the design of highly integrated UMTS/HSPA+ modem chipsets. The acquisition of MobilePeak will enable the Company to broaden its portfolio of worldwide wireless handset technologies, to make inroads into the WCDMA data card, feature phone, smartphone and tablet markets and to develop the next generation multi-mode FDD-LTE/TD-LTE/WCDMA/TD-SCDMA technologies in the future.

In May and June 2011, the Company acquired in the aggregate all the outstanding preference shares of MobilePeak for cash consideration of $27.2 million. As a result, the Company obtained 48.5% equity interest, on an as-converted basis, in MobilePeak and accounted for the investment in MobilePeak under the equity method of accounting. In addition, in the second quarter 2011, the Company financed MobilePeak with $13.0 million, including bridge loans of approximately $7.8 million and approximately $5.2 million in loans to fund MobilePeak’s working capital and operations. MobilePeak was a variable interest entity at that time. However, the Company was not considered the primary beneficiary of MobilePeak in the second quarter of 2011, given it was not able to control activities of MobilePeak that are significant to its operation . Accordingly, the Company did not consolidate MobilePeak as of June 30, 2011.

On September 30, 2011, the Company acquired an additional 37.4% equity interests (in the form of outstanding ordinary shares) in MobilePeak for total cash consideration of $3.5 million, as a result of which the Company obtained 85.9% equity interests, on an as-converted basis, in MobilePeak. In the third quarter 2011, the Company obtained control over MobilePeak. Accordingly, the Company accounted for the acquisition of additional shares on September 30, 2011 (the date of acquisition) as a business combination achieved in stages and started to consolidate the financial statements of MobilePeak and its subsidiaries from the date of acquisition.

In December 2011, the Company acquired an additional 1.0% equity interest (in the form of common shares) in MobilePeak from certain minority common shareholders, for cash consideration of $0.1 million. As a result, the Company held 86.9% equity interests, on an as-converted basis, in MobilePeak as of December 31, 2011.

In accordance with requirements from ACS 805 regarding business combination achieved in stages, the Company re-measured its preferred shares it previously obtained in May and June 2011 to their fair value as at the date of acquisition and recognized a gain of $1.5 million in “other income, net” in 2011. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:
Cash consideration paid to acquire preference shares	$27,237,151
Pick-up of equity loss	(1,062,504)
Gains from previously held preference shares upon acquisition	1,460,353
Fair value of 48.5% preferred shares held	$27,635,000
Cash consideration paid to acquire ordinary shares	3,521,996
Accelerated vesting of MobilePeak’s employees stock options (charged to additional paid-in capital)	1,300,000
Cash paid to MobilePeak to settle its liabilities and to finance its operation	12,956,439
Purchase price	$45,413,435
Cash and cash equivalents	$1,104,430
Other current assets	1,451,290
Property and equipments	917,795
Acquired intangible assets:
– Patented and completed technologies	10,300,000
– In-process research and development	11,800,000
Goodwill	31,334,875
Current liabilities	(7,191,080)
Deferred tax liabilities	(1,611,875)
Non-controlling interests at fair value	(2,692,000)
$45,413,435

In 2011, the aggregate cash consideration the Company paid in connection with the acquisition of 86.9% equity interests in MobilePeak amounted to approximately $30.8 million, including $27.2 million to acquire preference shares, $3.5 million to acquire ordinary shares and $0.1 million to acquire additional ordinary shares from non-controlling shareholders. In addition, the Company financed MobilePeak with an amount of $13.0 million, including bridge loans of approximately $7.8 million and approximately $5.2 million in loans to fund MobilePeak’s working capital and operations, which was included in the purchase price allocation as set out in above table. In the aggregate, the consideration and loans amounted to $42.7 million, net of cash acquired of approximately $1.1 million.

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the research and development efforts of the Company and MobilePeak and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of intangible assets was measured primarily by the income approach taking into consideration the historical financial performance and estimates of future performance of MobilePeak’s business. The amortization period for the intangible assets acquired is 9 years. In-progress research and development acquired was capitalized as an indefinite-lived intangible asset subject to impairment testing until completion or abandonment. The in-process research and development is mainly for the Company and MobilePeak’s products in connection with UMTS/HSPA+ mobile devices, which was still under research and development as of December 31, 2011.

The fair value of previously held preference share has been determined using the income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, and other costs, taking into consideration other factors, as appropriate.

(b) Telegent

(i) Acquisition and purchase price allocation

In August 2011, the Company acquired 100% equity interest in Telegent for total cash consideration of approximately $91.8 million. The acquisition was completed on August 2, 2011, when the Company started to consolidate the financial statements of Telegent and its subsidiaries.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Cash	$83,190,127
Accounts receivable	1,632,862
Other current assets	3,929,107
Property and equipment, net	298,550
Indemnification asset (ii)	5,567,241
Other assets	110,097
Acquired intangible assets:
– Patented and completed technologies	1,000,000
– Software license	1,506,158
Goodwill	2,873,420
Current liabilities	(2,744,806)
Long-term tax liability (ii)	(5,567,241)
Total	$91,795,515

Total goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired and is not deductible for tax purpose. Goodwill primarily represents the expected synergies from combining the research and development efforts of the Company and Telegent and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition.

The fair value of patented and completed technologies was established by a form of the income approach known as the relief-from-royalty method, taking into consideration the historical financial performance and estimates of future performance of Telegent’s business. The amortization periods for both the patented and completed technologies and software license acquired are 5 years.

(ii) Indemnification asset and long-term tax liability

According to the agreements entered into between the Company and Telegent’s selling shareholders (“Telegent Selling Shareholders”), subject to certain mutually-agreed limitations, from and after the acquisition date, the Company, Telegent and each of their officers, directors, employees, agents, affiliates and associates (collectively, the “Acquirer Indemnitees”) shall be indemnified and held harmless by Telegent Selling Shareholders, severally but not jointly and based on their respective pro rata portion, from and against any and all losses (whether or not involving a third party claim) incurred by the Acquirer Indemnitees as a result of, among other things, pre-closing taxes which include tax liabilities arising from uncertain tax positions of Telegent. As of December 31, 2011, the Company recorded a long-term tax liability of $5.6 million relating to uncertain tax position of the Telegent business that existed at the acquisition date (Note 16(d)). As such uncertain tax position is indemnified by Telegent Selling Shareholders, the Company recognized the indemnification assets in the same amount of $5.6 million.

(c) Unaudited Pro forma information for 2011 acquisitions

The financial results of each of the businesses acquired in 2011 have been included in the consolidated statements of operations since the respective acquisition dates. The amount of revenues and net loss of each of these businesses included in the consolidated statements of operations for 2011 were as follows:

Year ended December 31, 2011
Revenue:
MobilePeak	$512,479
Telegent	1,475,808
Total	$1,988,287
Net profit (loss):
MobilePeak	$(3,072,851)
Telegent	26,012
Total	$(3,046,839)

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2010 and 2011, as if the acquisitions in 2011 had occurred on January 1, 2010, and after giving effect to purchase accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the beginning of the periods presented, and may not be indicative of future operating results.

	Year Ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Revenue	392,868,093	681,789,612
Net income	1,352,827	107,326,539
Earnings per ordinary share:
Basic	$0.01	$0.73
Diluted	$0.009	$0.65

The unaudited pro forma net income for 2010 and 2011 includes $1.3 million and $1.3 million, respectively, for the amortization of identifiable intangible assets, as well as considering amortization of deferred tax liability using the actual effective income tax rate of the acquired business in 2011 and the impact of net loss attributable to non-controlling interests.